Investments - Other-than-temporary impairment losses by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	$ (13)	$ (146)	$ (313)
Included in OCI	(1)	(4)	10
Net OTTI losses recognized in earnings	(14)	(150)	(303)
Fixed income securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(9)	(22)	(54)
Included in OCI	(1)	(4)	10
Net OTTI losses recognized in earnings	(10)	(26)	(44)
Municipal
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	0	(1)	0
Included in OCI	0	(3)	0
Net OTTI losses recognized in earnings	0	(4)	0
Corporate
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(4)	(9)	(33)
Included in OCI	2	3	9
Net OTTI losses recognized in earnings	(2)	(6)	(24)
ABS
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(1)	(1)	(6)
Included in OCI	(2)	(2)	0
Net OTTI losses recognized in earnings	(3)	(3)	(6)
RMBS
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(1)	(2)	0
Included in OCI	0	(3)	(1)
Net OTTI losses recognized in earnings	(1)	(5)	(1)
CMBS
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(3)	(9)	(15)
Included in OCI	(1)	1	2
Net OTTI losses recognized in earnings	(4)	(8)	(13)
Equity securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	0	(86)	(194)
Included in OCI	0	0	0
Net OTTI losses recognized in earnings	0	(86)	(194)
Mortgage loans
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	0	(1)	0
Included in OCI	0	0	0
Net OTTI losses recognized in earnings	0	(1)	0
Limited partnership interests
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(3)	(32)	(56)
Included in OCI	0	0	0
Net OTTI losses recognized in earnings	(3)	(32)	(56)
Other
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment (“OTTI”) losses	(1)	(5)	(9)
Included in OCI	0	0	0
Net OTTI losses recognized in earnings	$ (1)	$ (5)	$ (9)